Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Accounting treatment of the reincorporation

a) Accounting treatment of the reincorporation

The Reincorporation Merger will be accounted for as a legal reorganization as there will be no change in control and there will be no change in the ultimate ownership interest, immediately before and after the transaction. Under U.S. GAAP, as issued by the Financial Accounting Standards Board, the Reincorporation Merger represents a non-substantive exchange and will be accounted for in a manner consistent with a transaction between entities of common control.

The assets and liabilities in the consolidated financial statements after the Reincorporation Merger will be reflected at their historical value in the consolidated financial statements at the time of the Reincorporation Merger. In addition, the Reincorporation Merger will not impact the Company’s capitalization. The historical comparative figures of ALR Singapore will be those of ALR Nevada.

Each share of common stock, par value of $0.001 per share, of ALR Nevada issued and outstanding immediately prior to the Effective Time converted into and became one newly issued, fully paid and non-assessable ordinary share, no par value, of ALR Singapore.

The class of issued ordinary shares, which have identical rights, rank equally with one another. There is no concept of par value or authorized share capital under Singapore law. Certain prior year amounts have been reclassified for consistency with the current year presentation. The reclassification had no effect on the reported results of operations. An adjustment has been made to the Consolidated Balance Sheets and Consolidated Statements of Changes in Shareholders’ Deficit for fiscal years ended December 31, 2020 and 2021, to reclassify amounts related to prior year share issuances from additional paid-in capital to share capital.

Basis of consolidation

b) Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, ALR Nevada and ALR Canada. The Canadian subsidiary is currently inactive. All significant intercompany balances and transactions have been eliminated on consolidation.

Share-based compensation

c) Share-based compensation

The Company follows the fair value method of accounting for share-based compensation. The Company estimates the fair value of share-based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company’s consolidated financial statements. The Company estimates the fair value of the stock options using the Black-Scholes Option Pricing Model. The Black-Scholes Option Pricing Model requires the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying stock.

Revenue recognition

d) Revenue recognition

The Company’s primary source of revenue is from subscription fees for its Diabetes Solution. Customers are billed in advance of the start of their subscription and revenue is recognized ratably over each monthly subscription period. The Company is the principal in all its relationships where partners provide monitoring services as well as testing supplies, as the Company retains control over service delivery to its customers. Payments made to the partners, such as for marketing, where the price that the customer pays is established by the partners and is part of the subscription, are recognized as cost of revenue.

The Company’s other source of revenue is from the sale of GluCurve Pet CGM units sold to its distributors. On November 23, 2022 the Company entered into a co-branded distribution agreement with Covetrus Inc. (the “Distributor”) whereby the Distributor was granted an exclusive right to sell the co-branded GluCurve Pet CGM in certain territories. The Distributor is billed and revenue is recognized when the products are delivered and ownership has transferred from the Company to the Distributor. Payments made to the partners, such as for supplies, shipping and brokerage fees, are recognized as reduction of revenue.

The Company’s products generally carry standard warranty terms provided by the manufacturer. However, in instances where the Company provide replacement units, the Company does not recognize revenue and the related cost of revenue until the replacement units are delivered.

Foreign currency translation

e) Foreign currency translation

The presentation currency of the Company is the U.S. dollar.

The functional currency of each of the parent company and its subsidiaries is measured using the currency of the primary economic environment in which that entity operates. The functional currency of ALR Nevada is the U.S. dollar, for ALR Canada, it is the Canadian dollar, and for the Company, the functional currency is the Singapore dollar (“SGD”).

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the year-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation are recognized in profit or loss in the Consolidated Statements of Operations and Comprehensive Loss in the year in which they arise.

Parent and subsidiary companies

The financial results and position of foreign operations whose functional currency is different from the presentation currency are translated as follows:

·         Assets and liabilities are translated at year-end exchange rates prevailing at that reporting date; and

·         Income and expenses are translated at monthly average exchange rates during the year.

Exchange differences arising on the translation of foreign operations are transferred directly to the Company’s exchange difference on translating foreign operations in the Consolidated Statements of Operations and Comprehensive Loss, and are reported as a separate component of shareholders’ deficit included in “Accumulated Other Comprehensive Income (Loss)”. These differences are recognized in profit or loss in the Consolidated Statement of Operations in the year in which they are disposed.

f) Income taxes

f) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax basis, and operating loss carry-forwards that are available to be carried forward to future years for tax purposes.

Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities as a result of a change in tax rates is recognized in income in the period that includes the enactment date. When it is not considered to be more likely than not that a deferred income tax asset will be realized, a valuation allowance is provided for the excess.

The Company follows the accounting requirements associated with uncertainty in income taxes using the provisions of Financial Accounting Standards Board Accounting Standards Codification 740 Income Taxes. Using that guidance, tax positions initially need to be recognized in the consolidated financial statements when it is more likely than not the positions will be sustained upon examination by the tax authorities. It also provides guidance for derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2022, the Company has no uncertain tax positions that qualify for either recognition or disclosure in the consolidated financial statements.

Use of estimates

g) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, the measurement of share-based compensation, the fair value of financial instruments, the fair value of loan payable, and the reported amounts of revenues and expenses during the reporting period. Management believes the estimates are reasonable; however, actual results could differ from those estimates.

Loss per share

h) Loss per share

Basic loss per common share is calculated by dividing net loss by the weighted average number of common shares outstanding during the year. Diluted loss per common share is calculated by dividing the net loss by the sum of the weighted average number of common shares outstanding and the dilutive common equivalent shares outstanding during the year. Common equivalent shares consist of the shares issuable upon exercise of stock options and warrants calculated using the treasury stock method. Common equivalent shares are not included in the calculation of the weighted average number of shares outstanding for diluted loss per common share when the effect would be anti-dilutive.

Comprehensive income (loss)

i) Comprehensive income (loss)

Comprehensive income (loss) is the overall change in the net assets of the Company for a period, other than changes attributable to transactions with stockholders. It is made up of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) consists of net income (loss) and other gains and losses affecting shareholders' equity that under U.S. GAAP are excluded from net income.

Fair value of financial instruments

j) Fair value of financial instruments

The Company’s financial instruments include cash, accounts payable, promissory notes payable, interest payable, lines of credit and loan payable. The fair values of these financial instruments approximate their carrying values due to the relatively short periods to maturity, other than loans payable, which has been recognized using the effective interest rate method. For fair value measurement, U.S. GAAP establishes a three-tier hierarchy that prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 — observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — includes other inputs that are directly or indirectly observable in the marketplace.

Level 3 — unobservable inputs that are supported by little or no market activity.

Cash is measured at Level 1 inputs.

Recently adopted and issued accounting pronouncements

k) Recently adopted and issued accounting pronouncements

Issued

The Company has implemented all new accounting pronouncements that are in effect and may impact its consolidated financial statements. The Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its Consolidated Balance Sheet or

Consolidated Statements of Operations and Comprehensive Loss.